Statements of Cash Flows - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Cash Flows from Operating Activities:
Net income (loss)	$ (1,650)	$ 3,016,201
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest earned on marketable securities held in the Trust Account		(4,547,860)
Changes in operating assets and liabilities:
Prepaid income taxes		(52,949)
Prepaid expenses		(97,125)
Accounts payable and accrued expenses	1,650	288,117
Net cash used in operating activities		(1,393,616)
Cash Flows from Investing Activities:
Cash invested in Trust Account		(280,000,000)
Cash withdrawn from Trust Account to pay income taxes		966,000
Net cash provided by (used in) investing activities		(279,034,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock	25,000	2,826
Proceeds from sale of Units, net of underwriting fee paid		274,400,000
Proceeds from sale of Private Placement Warrants		7,600,000
Proceeds from promissory note - related party		185,970
Repayment of promissory note - related party		(223,470)
Payment of offering costs	(5,000)	(487,662)
Net cash provided by financing activities	20,000	281,477,664
Net Change in Cash	20,000	1,050,048
Cash - Beginning of period		20,000
Cash - End of period	20,000	1,070,048
Supplementary cash flow information:
Cash paid for income taxes		966,000
Non-cash investing and financing activities:
Value of common stock subject to possible redemption		269,712,210
Deferred underwriting fee payable		9,800,000
OfferingCostsIncludedInAccruedOfferingCosts	57,500
Payment of offering costs through promissory note	$ 37,500